SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	5 Months Ended
	Sep. 30, 2025	May 31, 2025
Accounting Policies [Abstract]
Cash or cash equivalents
Working capital deficit	543,392	78,618
Accumulated deficit	77,340	5,618
Proceeds from issuance initial public offering	700,000
Deferred offering costs	466,052	73,000
Unrecognized tax benefits	0	0
Accrued for interest and penalties	0	0
Public or private warrants currently outstanding	0	$ 0
Federal depository insurance coverage amount	$ 250,000